SCHEDULE OF TRANSACTIONS PRIOR TO BEING ACQUIRED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 41,427	$ 465,777	$ 552,748
POET Optoelectronics Shenzhen Co Ltd [member]
IfrsStatementLineItems [Line Items]
Recoverables	300,685
Revenue
Cost of sales
Borrowing costs incurred
POET Technologies Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Recoverables
Revenue
Cost of sales	178,320
Borrowing costs incurred